Intangible Software, Net - Summary of Intangible Software (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 178,403
Additions	211,952	$ 178,403
Impairment	(390,355)
Ending balance		$ 178,403